Restricted Stock to Director	12 Months Ended
Dec. 31, 2013
Restricted Stock to Director [Abstract]
Restricted Stock to Director

16. Restricted Stock to Director

On April 20, 2012, the Board of Directors of the Company appointed Jack Zwick as the independent director of the Company and granted to Mr. Zwick 360,000 shares of the Company's common stock. The restricted stock shall vest with respect to 1/8 th of the total number of restricted stock per quarter from vesting commencement date of April 1, 2012 such that all restricted stock shall vest on January 1, 2013, subject to his continuous service. The fair value of the restricted stock on the grant date is $201,600.

In November 2012, Mr. Zwick resigned from the Board of Directors. In connection with the Mutual Release and Settlement Agreement entered into between the Company and Mr. Zwick on March 13, 2013, the Company granted Jack Zwick 150,000 shares of the Company's common stock, par value $0.001 per share, as consideration for his past services rendered to the Company and in consideration for Jack Zwick's release and waiver of claims regarding certain compensation owed to Jack Zwick. The fair value of the 150,000 shares on the grant date is $12,000.

On August 14, 2012, the Board of Directors of the Company granted 360,000 shares of the Company's common stock to Gregory Tse for his service to serve as the Company's independent director. The restricted stock shall vest with respect to 120,000 shares of Restricted Stock immediately, 45,000 shares on September 1, 2012, 45,000 shares on January 1, 2013, 45,000 shares on May 1, 2013, 45,000 shares on September 1, 2013, and the remaining 45,000 shares on January 1, 2014, subject to his continuous service. The fair value of the restricted stock on the grant date is $82,800.

The fair value of the restricted stock is recognized as stock based compensation over the service period. The shares have not been issued as of December 31, 2012.

During the year ended December 31, 2012, 180,000 shares were vested and stock based compensation expense totaled $59,900 was recorded.